EBP Key Assumptions (Details 3)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	2.82%	2.45%	3.19%
Rate of compensation increase	3.67%	3.76%	3.68%
Cash balance interest crediting rate	3.00%	3.00%	3.50%
Weighted average assumptions utilized to determine net periodic benefit cost (credit)
Discount rate	2.45%	3.08%	4.33%
Expected long-term rate of return on plan assets	3.69%	4.67%	5.26%
Rate of compensation increase	3.76%	3.68%	4.83%
Cash balance interest crediting rate	3.00%	3.50%	4.25%
Other Postretirement Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	2.93%	2.59%	3.27%
Weighted average assumptions utilized to determine net periodic benefit cost (credit)
Discount rate	2.59%	3.27%	4.39%
Expected long-term rate of return on plan assets	3.61%	4.39%	5.01%
Health care cost trend rate assumed for next fiscal year	6.90%
Direction and pattern of change for assumed health care cost trend rate	decreases
Ultimate health care cost trend rate	4.50%
Year that rate reaches ultimate trend rate	2028